INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	6 Months Ended
Dec. 31, 2019
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.    INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

5.1.  Cash and cash equivalents

	12/31/2019	06/30/2019
Cash and banks	5,080,613	3,450,873
US Treasury bills	5,488,245	—
	10,568,858	3,450,873

5.2.       Other financial assets

	12/31/2019	06/30/2019
Current
Restricted short-term deposit	4,369,254	4,327,275
Other investments	643,165	347,718
Other marketable securities	6,034	8,515
	5,018,453	4,683,508

	12/31/2019	06/30/2019
Non-current
Shares of Bioceres S.A.	333,390	374,685
Other marketable securities	1,225	1,728
	334,615	376,413

5.3.       Trade receivables

	12/31/2019	06/30/2019

Trade debtors	71,234,677	48,910,484
Allowance for impairment of trade debtors	(4,194,083)	(3,360,224)
Shareholders and other related parties (Note 14)	250,438	467,743
Allowance for impairment of shareholders and other related parties (Note 14)	(30,236)	(75,596)
Allowance for return of goods	(1,182,331)	(800,606)
Trade debtors - Parent company (Note 14)	439,140	440,268
Trade debtors - Joint ventures and associates (Note 14)	1,260,427	2,369
Discounted and deferred checks	9,982,529	13,651,939
	77,760,561	59,236,377

5.4.       Other receivables

	12/31/2019	06/30/2019
Current
Taxes	1,651,468	584,641
Other receivables - Other related parties (Note 14)	2,516	10,971
Other receivables - Joint ventures and associates (Note 14)	485,156	250,783
Prepayments to suppliers	570,484	496,001
Reimbursements over exports	364,305	366,594
Prepaid expenses and other receivables	240,946	213,597
Loans receivable	125,000	—
Miscellaneous	291,935	59,242
	3,731,810	1,981,829

	12/31/2019	06/30/2019
Non-current
Taxes	734,638	681,168
Reimbursements over exports	885,364	878,470
Miscellaneous	132,129	672
	1,752,131	1,560,310

5.5.       Inventories

	12/31/2019	06/30/2019

Agrochemicals	32,346	22,137
Seeds and grains	643,295	207,519
Microbiological resale products	13,278,992	13,894,018
Microbiological products produced	9,135,393	8,370,583
Goods in transit	1,671,709	751,737
Supplies	6,778,170	4,482,827
Allowance for obsolescence	(760,569)	(406,818)
	30,779,336	27,322,003

5.6.       Biological assets

	12/31/2019	06/30/2019
Biological assets	1,128,346	270,579
	1,128,346	270,579

On September 16, 2019, Rizobacter Argentina S.A., a subsidiary of the Company, entered into an agreement with Espartina S.A. (“Espartina”) to share its business of producing grain crops. The joint operation is classified as a joint agreement as established in IFRS 11, while the parties are entitled to the assets and obligations over the related liabilities. Rizobacter Argentina S.A. recognizes as a joint operator, in relation to its participation, assets, liabilities, income and expenses. The production obtained is distributed according to the contributions made by each party. Rizobacter corresponds to 5% and Espartina to 95%. The in-kind contributions made during the period amount to $588,857 (Note 14). Each party decides the way of commercialization and the destination of the grains produced.

In the agreement, Rizobacter undertakes to provide inputs and money necessary for producing the grains according to the established participation percentages. Espartina contributes with all the cultural practices on fields, inputs not provided by Rizobacter and all the administration expenses needed for the production.

Changes in Biological assets

	Soybean	Corn	Wheat	Barley	Total
Beginning of the period	237,723	32,856	—	—	270,579
Initial recognition and changes in the fair value of biological assets	205,730	255,674	209,801	48,138	719,343
Decrease due to harvest / disposals	(241,542)	(54,501)	(63,507)	(48,978)	(408,528)

Cost incurred during the period	293,416	187,807	161,713	46,378	689,314
Exchange differences	(99,425)	(29,004)	(14,312)	379	(142,362)
End of the period	395,902	392,832	293,695	45,917	1,128,346

5.7.       Property, plant and equipment

Property, plant and equipment as of December 31, 2019 and June 30, 2019 included the following:

	12/31/2019	06/30/2019

Gross carrying amount	53,779,411	57,059,972
Accumulated depreciation	(12,193,379)	(13,225,424)
Net carrying amount	41,586,032	43,834,548

1.   Net carrying amount for each class of assets is as follows:

	Net carrying	Net carrying
	amount	amount
Class	12/31/2019	06/30/2019
Office equipment	195,440	213,437
Vehicles	1,239,458	1,785,701
Equipment and computer software	71,085	123,472
Fixtures and fittings	4,050,264	4,737,396
Machinery and equipment	5,672,741	6,336,691
Land and buildings	29,473,512	29,969,237
Buildings in progress	883,532	668,614
Total	41,586,032	43,834,548

2.   Gross carrying amount as of December 31, 2019 is as follows:

	Gross carrying amount

	As of the				Foreign
	beginning				currency		As of the
Class	of period	Additions	Reclasifications	Disposals	translation	Revaluation	end of period
Office equipment	629,119	16,919	—	—	(58,750)	—	587,288
Vehicles	3,604,537	104,849	(384,438)	(143,395)	(305,040)	—	2,876,513
Equipment and computer software	955,657	8,631	(390,125)	—	(85,968)	—	488,195
Fixtures and fittings	6,438,430	19,026	—	—	(709,698)	—	5,747,758
Machinery and equipment	10,233,501	479,735	(413,322)	—	(1,120,114)	—	9,179,800
Land and buildings	34,530,114	3,378	—	—	(3,836,143)	3,318,976	34,016,325
Buildings in progress	668,614	374,715	—	—	(159,797)	—	883,532
Total	57,059,972	1,007,253	(1,187,885)	(143,395)	(6,275,510)	3,318,976	53,779,411

3.   Accumulated depreciation as of December 31, 2019 is as follows:

	Depreciation

	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals /		currency		as of the end
Class	period	Reclasifications	Of the period	translation	Revaluation	of period
Office equipment	415,682	—	18,197	(42,031)	—	391,848
Vehicles	1,818,836	(230,012)	210,091	(161,860)	—	1,637,055
Equipment and computer software	832,185	(349,836)	15,632	(80,871)	—	417,110
Fixtures and fittings	1,701,034	—	178,229	(181,769)	—	1,697,494
Machinery and equipment	3,896,810	(233,094)	258,832	(415,489)	—	3,507,059
Land and buildings	4,560,877	—	308,543	(463,108)	136,501	4,542,813
Total	13,225,424	(812,942)	989,524	(1,345,128)	136,501	12,193,379

4.   Gross carrying amount as of December 31, 2018 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for				Foreign
	beginning	application				currency		As of the
Class	of period	of IAS 29	Additions	Reclasifications	Disposals	translation	Revaluation	end of period
Office equipment	243,948	334,496	19,188	—	(7,818)	(14,607)	—	575,207
Vehicles	1,660,294	1,052,861	905,231	—	—	(10,956)	—	3,607,430
Equipment and computer software	419,638	417,173	14,417	—	(10,528)	(12,817)	—	827,883
Fixtures and fittings	3,826,665	1,913,979	612	198,756	—	(277,278)	—	5,662,734
Machinery and equipment	5,404,029	3,982,367	71,506	—	(22,066)	(49,321)	—	9,386,515
Land and buildings	33,026,981	1,475,392	227,293	15,530	—	(862,138)	58,910	33,941,968
Buildings in progress	182,839	78,750	130,896	(214,286)	—	(6,637)	—	171,562
Total	44,764,394	9,255,018	1,369,143	—	(40,412)	(1,233,754)	58,910	54,173,299

5.   Accumulated depreciation as of December 31, 2018 is as follows:

	Depreciation
		Adjustment
		of opening
	Accumulated	net book
	as of the	amount for			Foreign		Accumulated
	beginning of	application	Disposals /		currency		as of the end
	period	of IAS 29	Reclasifications	Of the period	translation	Revaluation	of period
Office equipment	49,129	309,342	(3,688)	16,539	(6,893)	—	364,429
Vehicles	560,691	765,972	—	254,987	(8,119)	—	1,573,531
Equipment and computer software	207,402	491,761	—	30,777	(8,668)	—	721,272
Fixtures and fittings	318,582	912,661	—	166,913	(26,265)	—	1,371,891
Machinery and equipment	937,736	2,115,831	(11,339)	311,004	(74,247)	—	3,278,985
Land and buildings	2,513,708	1,377,613	—	304,611	(98,093)	61,977	4,159,816
Total	4,587,248	5,973,180	(15,027)	1,084,831	(222,285)	61,977	11,469,924

The depreciation charge is included in Notes 6.3 and 6.4.

Revaluation of property, plant and equipment

At a minimum, the Group updates their assessment of the fair value of its land and buildings at the end of each reporting year (after the revaluation policy was adopted), considering the most recent independent valuations and market data. As of December 31, 2019, the Group reviewed the valuations in order to determine the variations between the fair values and their book value taking into consideration the valuations made in June 2019. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates. All resulting fair value estimates for land and buildings are classified as level 3 and are consistent with the methodology disclosed in the annual financial statements.

5.8.       Intangible assets

Intangible assets as of December 31, 2019 and June 30, 2019 included the following:

	12/31/2019	06/30/2019

Gross carrying amount	41,973,607	45,848,737
Accumulated amortization	(6,675,383)	(6,232,311)
Net carrying amount	35,298,224	39,616,426

1.   Net carrying amount of each class of intangible assets is as follows:

	Net carrying	Net carrying
	amount	amount
Class	12/31/2019	06/30/2019
Seed and integrated products
Soybean HB4	6,584,944	6,120,336
Ecoseed integrated products	2,379,559	2,627,946
Crop nutrition
Microbiological products	1,572,112	2,208,117
Other intangible assets
Trademarks and patents	6,892,144	8,063,648
Software	789,788	994,723
Customer loyalty	17,079,677	19,601,656
Total	35,298,224	39,616,426

2.     Gross carrying amount as of December 31, 2019 is as follows:

	Gross carrying amount

	As of the		Foreign
	beginning of		currency	As of the
Class	period	Additions	translation	end of period
Seed and integrated products
Soybean HB4	6,120,336	464,608	—	6,584,944
Ecoseed integrated products	2,627,946	39,514	(287,901)	2,379,559
Crop nutrition
Microbiological products	3,267,200	—	(498,873)	2,768,327
Other intangible assets
Trademarks and patents	9,810,822	—	(1,074,808)	8,736,014
Software	2,149,340	98,308	(219,709)	2,027,939
Customer loyalty	21,873,093	—	(2,396,269)	19,476,824
Total	45,848,737	602,430	(4,477,560)	41,973,607

3.      Accumulated amortization as of December 31, 2019 is as follows:

	Amortization

	Accumulated
	as of		Foreign	Accumulated
	beginning of		currency	as of the end of
Class	period	Of the period	translation	period
Crop nutrition
Microbiological products	1,059,083	236,898	(99,766)	1,196,215
Other intangible assets
Trademarks and patents	1,747,174	288,105	(191,409)	1,843,870
Software	1,154,617	203,512	(119,978)	1,238,151
Customer loyalty	2,271,437	374,554	(248,844)	2,397,147
Total	6,232,311	1,103,069	(659,997)	6,675,383

4.     Gross carrying amount as of December 31, 2018 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for		Foreign
	beginning of	application		currency	As of the end
Class	period	of IAS 29	Additions	translation	of period
Seed and integrated products
Soybean HB4	4,927,853	—	509,953	—	5,437,806
Crop nutrition
Microbiology products	2,505,864	841,714	47,552	(84,926)	3,310,204
Other intangible assets
Trademarks and patents	6,278,706	2,986,739	21,184	(256,245)	9,030,384
Software	1,444,603	438,726	—	(16,471)	1,866,858
Customer loyalty	13,998,289	6,658,894	—	(524,066)	20,133,117
Total	29,155,315	10,926,073	578,689	(881,708)	39,778,369

5.     Accumulated amortization as of December 31, 2018 is as follows:

	Amortization
		Adjustment
		of opening
	Accumulated	net book
	as of	amount for		Foreign	Accumulated
	beginning of	application		currency	as of the end
Class	period	of IAS 29	Of the period	translation	of period
Crop nutrition
Microbiology products	383,380	202,791	157,484	(14,868)	728,787
Other intangible assets
Trademarks and patents	704,024	334,919	297,813	(26,380)	1,310,376
Software	495,293	227,264	149,820	(18,344)	854,033
Customer loyalty	915,273	435,389	387,175	(34,266)	1,703,571
Total	2,497,970	1,200,363	992,292	(93,858)	4,596,767

The amortization charge is included in Notes 6.3 and 6.4.

5.9.       Goodwill

The variations in goodwill occurred during the period corresponds to the result of inflation adjustment and conversion to presentation currency. There have not been goodwill impairment indicators.

Carrying amount of goodwill as of December 31, 2019 and June 30, 2019 is as follows:

	12/31/2019	06/30/2019

Rizobacter	20,840,686	23,484,761
Semya	5,627,582	6,319,954
	26,468,268	29,804,715

5.10.       Trade and other payables

	12/31/2019	06/30/2019
Current
Trade creditors	37,322,043	30,489,072
Shareholders and other related parties (Note 14)	1,657,580	1,796,932
Trade creditors - Parent company (Note 14)	99,037	1,568,036
Trade creditors - Joint ventures and associates (Note 14)	13,949,951	4,805,149
Taxes	2,035,657	1,475,410
Consideration payment Semya acquisition (Note 14)	122,950	122,950
Miscellaneous	168,936	320,945
	55,356,154	40,578,494

Non-current
Consideration payment Semya acquisition (Note 14)	452,654	452,654
	452,654	452,654

5.11.       Borrowings

	12/31/2019	06/30/2019
Current
Bank overdrafts	619,986	—
Bank borrowings	52,192,021	46,467,308
Corporate bonds	8,319,842	8,416,768
Discount checks	4,101,109	5,807,303
Net loans payables-Parents companies and related parties to Parents (Note 14)	5,850,542	5,399,883
Finance lease	—	385,947
	71,083,500	66,477,209
Non-current
Subordinated loan	15,427,778	—
Bank borrowings	8,647,607	16,239,743
Corporate bonds	4,006,690	8,018,884
Net loans payables-Parents companies and related parties to Parents (Note 14)	12,000,000	12,358,024
Finance lease	—	462,870
	40,082,075	37,079,521

The carrying value of some borrowings as of December 31, 2019 measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	12/31/2019		06/30/2019
	Amortized		Amortized
	cost	Fair value	cost	Fair value
Current
Bank borrowings	52,192,021	51,373,640	46,467,308	46,857,879
Discount checks	4,101,109	3,794,642	5,807,303	5,230,123
Corporate Bonds	8,319,842	7,532,344	8,416,768	7,632,806

Non-current
Bank borrowings	8,647,607	7,675,881	16,239,743	14,274,547
Corporate Bonds	4,006,690	3,447,098	8,018,884	6,972,332

The Group has met the capital and interest installments whose maturity was effective in the six-month period ended December 31, 2019. Covenant compliance is required to be measured annually.

Subordinated loan

On October 15, 2019, the Group entered into a loan agreement with Arvesa Corp. and Bioceres LLC, its controlling shareholder, as lenders. The facility is for an amount of up to US$20 million, of which US$15 million has been drawdown as of the date of this report. Drawdown capital and capitalized interest are due after 24 months of the date of the loan agreement. Cash interest will be paid quarterly at a 15% rate. The portion of the loan funded by Arvesa is guaranteed by Bioceres S.A. and Bioceres LLC.

Net loans payables-Parents companies and related parties to Parents

Financial assets (other receivables from the controlling entities (“Parents”) and related parties to Parents) and liabilities (loans payable to Parents companies) are offset and the net amount is reported in the Statement of Financial Position where the Company currently has a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

The following table presents the recognized financial instruments that are offset:

		Gross amounts set	Net amounts presented
		off in the Statement of	in the Statement of
Parents companies and related parties to Parents	Gross amounts	Financial Position	Financial Position
Current other receivables	10,537,438	(10,537,438)	—
Total current assets	10,537,438	(10,537,438)	—
Current borrowings	(16,387,980)	10,537,438	(5,850,542)
Total current liabilities	(16,387,980)	10,537,438	(5,850,542)
Non-current borrowings	(12,000,000)	—	(12,000,000)
Total non-current liabilities	(12,000,000)	—	(12,000,000)

5.12.     Employee benefits and social security

	12/31/2019	06/30/2019
Current
Salaries and social security	1,729,504	1,563,581
Staff incentives and vacations	1,094,484	1,481,384
Key management personnel (Note 14)	1,838,709	2,312,253
	4,662,697	5,357,218

Non-current
Key management personnel (Note 14)	200,459	—
	200,459	—

5.13.     Deferred revenue and advances from customers

	12/31/2019	06/30/2019
Advances from customers	5,749,476	1,074,463
	5,749,476	1,074,463

5.14.     Financed payment- Acquisition of business

	12/31/2019	06/30/2019
Financed payment to sellers	—	2,826,611
	—	2,826,611

In October 2019, the last installment of Finance payment to sellers was paid.

5.15.     Provisions

	12/31/2019	06/30/2019
Provisions for contingencies	287,325	439,740
	287,325	439,740

There are not expected reimbursements related to the provisions.

5.16.     Private warrants

	12/31/2019	06/30/2019
Private warrants	1,302,524	2,861,511
	1,302,524	2,861,511

As of June 30, 2019, the fair value of the private warrants using a share price of $5.30 and risk-free rate of 1.7631%, decreased to $2.8 million and the Group recognized a finance gain of $0.6 million.

As of December 31, 2019, the fair value of the private warrants using a share price of $5.05 and risk-free rate of 1.693%, decreased to $1.3 million and the Group recognized a finance gain of $1.6 million.